SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) Segment	Jun. 30, 2024 USD ($) Segment	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Sales returns allowance		$ 2,957
Advance payments	6,100,000		$ 5,400,000
Advertising expense	$ 8,559	4,534
Description of income tax examination likelihood percentage	greater than 50% likelihood
Interest and penalties	$ 0	0
Unrecognized uncertain tax positions	0		$ 0
Defined benefit plan contributions by employer	$ 200,000	$ 200,000
Number of reportable segments | Segment	3	3
Description of concentration of credit risk			the Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately $74,360) if the bank with which an individual/a company hold its eligible deposit fails.
Cash balance	$ 2,900,000
Restricted cash	311,000	$ 292,000	$ 298,000
Concentration of credit risk	$ 3,100,000